Income Taxes - Reconciliation (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of income taxes computed using the U.S. federal statutory rate to that reflected in operations
Income tax benefit using U.S. federal statutory rate	34.00%	34.00%	34.00%
State income taxes, net of federal benefit	5.08%	4.86%	5.23%
Research and development tax credits	1.51%	0.90%	0.83%
Permanent items - stock based compensation	(7.60%)	(2.66%)	(8.15%)
Foreign differential	(11.67%)	(11.03%)	(14.25%)
Other adjustments	(0.52%)	(0.11%)	(0.94%)
Impact of Tax Reform	(39.42%)	0.00%	0.00%
Change in the valuation allowance	18.49%	(26.21%)	(16.82%)
Effective income tax rate	(0.13%)	(0.25%)	(0.10%)